Debt Securities - Schedule of Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Securities, Available-for-sale, Amortized Cost	$ 930,439	$ 972,315
Securities, Available-for-sale, Gross Unrealized Gains	820	1
Securities, Available-for-sale, Gross Unrealized Losses	120,178	149,504
Total investment securities available-for-sale	811,081	822,812
U.S. Treasury and Other U.S. Government Agencies
Debt Securities, Available-for-Sale [Line Items]
Securities, Available-for-sale, Amortized Cost	4,901	7,353
Securities, Available-for-sale, Gross Unrealized Gains	0	0
Securities, Available-for-sale, Gross Unrealized Losses	472	856
Total investment securities available-for-sale	4,429	6,497
U.S. Government-sponsored enterprises (GSEs)
Debt Securities, Available-for-Sale [Line Items]
Securities, Available-for-sale, Amortized Cost	167,738	177,261
Securities, Available-for-sale, Gross Unrealized Gains	0	0
Securities, Available-for-sale, Gross Unrealized Losses	23,570	32,049
Total investment securities available-for-sale	144,168	145,212
Mortgage-Backed Securities
Debt Securities, Available-for-Sale [Line Items]
Securities, Available-for-sale, Amortized Cost	480,759	518,727
Securities, Available-for-sale, Gross Unrealized Gains	230	1
Securities, Available-for-sale, Gross Unrealized Losses	63,959	74,290
Total investment securities available-for-sale	417,030	444,438
Asset-Backed Securities
Debt Securities, Available-for-Sale [Line Items]
Securities, Available-for-sale, Amortized Cost	51,183	47,538
Securities, Available-for-sale, Gross Unrealized Gains	193	0
Securities, Available-for-sale, Gross Unrealized Losses	1,403	2,288
Total investment securities available-for-sale	49,973	45,250
Corporate Bonds
Debt Securities, Available-for-Sale [Line Items]
Securities, Available-for-sale, Amortized Cost	2,500	2,500
Securities, Available-for-sale, Gross Unrealized Gains	0	0
Securities, Available-for-sale, Gross Unrealized Losses	77	97
Total investment securities available-for-sale	2,423	2,403
States and Municipal Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Securities, Available-for-sale, Amortized Cost	223,358	218,936
Securities, Available-for-sale, Gross Unrealized Gains	397	0
Securities, Available-for-sale, Gross Unrealized Losses	30,697	39,924
Total investment securities available-for-sale	$ 193,058	$ 179,012